Share-Based Compensation - Summary of Movements of Share Options Under The Koolearn Post-IPO Share Option II (Details) - $ / shares					7 Months Ended	9 Months Ended	12 Months Ended
		Nov. 15, 2021	Aug. 25, 2020	Jan. 29, 2020	May 31, 2022	May 31, 2021	May 31, 2022
Koolean post ipo share option two [Member]
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Shares Option, Granted			25,000,000			25,000,000
Number of Shares Option, Forfeited						(4,152,000)	(6,445,000)
Number of share options, Cancelled							(6,311,000)
Number of share options, Cancelled and Replaced	[1]						(8,092,000)
Number of Shares Option, Outstanding					0	20,848,000	0
Weighted average exercise prices, Options, Granted		$ 0.67		$ 4.39		$ 4.39
Weighted average exercise prices, Forfeited						4.39	$ 4.39
Weighted average exercise prices, Cancelled							4.39
Weighted average exercise prices, Cancelled and Replaced	[1]						$ 0.32
Weighted Average Exercise Price Per Option, Outstanding						$ 4.39
Koolean Post Ipo Share Option Three [Member]
Disclosure Of Share Based Compensation By Share Based Arrangement Stock Option Activity One [Line Items]
Number of Shares Option, Granted							24,986,000
Number of Shares Option, Forfeited							(2,447,497)
Number of share options, Cancelled and Replaced							23,455,590
Number of Shares Option, Outstanding					45,994,093		45,994,093
Weighted average exercise prices, Options, Granted		$ 0.67			$ 0.32		$ 0.67
Weighted average exercise prices, Forfeited							0.32
Weighted average exercise prices, Cancelled and Replaced							0.32
Weighted Average Exercise Price Per Option, Outstanding					$ 0.32		$ 0.32

[1]	Those options were cancelled and replaced as disclosed below.